Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

During 2013 and 2012, the Company received advances of $524,326 and $681,390 from and made repayments of $12,900 and $3,115, respectively, to an entity owned 100% by the Company’s majority stockholder. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. During the years ended December 31, 2013 and 2012, $48,500 and $40,800, respectively, of the advances were reclassified to additional paid-in capital. During the years ended December 31, 2013 and 2012, the Company purchased $421,626 and $506,495, respectively, of research and development costs from this entity. The Company occupies office space on a month-to-month basis for its corporate headquarters in New York, New York in the same location as this entity. During the years ended December 31, 2013 and 2012, the Company was obligated to pay rent of $2,500 per month for this space. Rent expense for these facilities was $30,000 and $30,000 for the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the balance due to the related party was $1,326,443 and $863,517, respectively, all of which is included in current liabilities. During 2013, the Company incurred $18,000 of expenses on behalf of this entity and the entire amount was outstanding as of December 31, 2013. As of December 31, 2013, the Company has included this amount in other receivable – related party on the accompanying balance sheet (See Notes 6, 7, 8 and 10).

During 2013, the Company received advances of $14,134 from MOJO Data Solutions, Inc., a publicly-held company controlled by the Company’s majority stockholder. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. As of December 31, 2013, the balance due to the related party was $14,134, all of which is included in current liabilities. On January 31, 2014, as a result of the closing of the Merger, these advances became part of the consideration to acquire MOJO Data Solutions, Inc. (See Notes 6 and 12).

Prior to December 31, 2011, the Company’s majority stockholder advanced funds to the Company for working capital purposes. The advances are unsecured, non-interest bearing and due on demand and, therefore, no interest expense has been recognized or is due. As of December 31, 2013 and 2012, the balance due to the Company’s majority stockholder was $83,500, all of which is included in current liabilities (See Note 6).

On June 5, 2012, the Company issued 100,000 common shares, having a fair value of $1,000, to its majority stockholder in exchange for services rendered (See Note 8).

On March 11, 2013, the Company issued 100,000 common shares, having a fair value of $1,000, to its majority stockholder in exchange for services rendered (See Note 8).

During the year ended December 31, 2013, the Company recognized $45,000 of revenues from MOJO Data Solutions, Inc., a publicly-held company controlled by the Company’s majority stockholder. As of December 31, 2013, there was a $10,000 account receivable due to the Company from MOJO (See Note 10).

During the years ended December 31, 2013 and 2012, the Company recognized $6,000 and $6,000, respectively, of revenues from an entity owned 100% by the Company’s majority stockholder (See Note 10). As of December 31, 2013 and 2012, there was no receivable due to the Company from this entity.